NATURE OF BUSINESS - Organization (Details)		12 Months Ended
	Dec. 03, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Exchange ratio		1.47
Gross proceeds | $		$ 144,301,000	$ 0
Cash - PIPE Investors and Forward Purchase Assignment | $		102,800,000
Transaction costs | $	$ 32,779,000	$ 700,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Exchange ratio	1.47
Conversion ratio | shares	1
Issuance of common stock in connection with Business Combination and PIPE offering (in shares) | shares	832,899
Class A Common Stock | Anchor Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock (in shares) | shares	6,387,026
Sale of stock (in dollars per share) | $ / shares	$ 10.00
Class A Common Stock | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock (in shares) | shares	10,280,000
Sale of stock (in dollars per share) | $ / shares	$ 10.00